Shareholders' Equity (Summary Of Employee Share Option Activity) (Details) (Employees and directors share option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employees and directors share option [Member]
Number of options
Outstanding at the beginning of the year	5,266,487
Granted	1,170,002
Exercised	(152,181)
Expired and forfeited	(1,580,629)
Outstanding at the end of the year	4,703,679	5,266,487
Options vested and expected to vest at the end of the year	4,388,419
Exercisable options at the end of the year	1,976,892
Weighted average exercise price
Outstanding at the beginning of the year	$ 3.02
Granted	$ 2.67
Exercised	$ 2.52
Expired and forfeited	$ 3.13
Outstanding at the end of the year	$ 2.91	$ 3.02
Options vested and expected to vest at the end of the year	$ 2.92
Exercisable options at the end of the year	$ 3.11
Weighted average fair value of options granted during the year	$ 0.84
Outstanding, Weighted average remaining contractual term	5 years 1 month 28 days	4 years 5 months 26 days
Vested and expected to vest at end of year, Weighted average remaining contractual term	5 years 1 month 10 days
Exercisable, Weighted average remaining contractual term	4 years 2 months 1 day
Aggregate intrinsic value
Outstanding at the beginning of the year	$ 1,073
Outstanding at the end of the year	55	1,073
Options vested and expected to vest at the end of the year	50
Exercisable options at the end of the year
Unrecognized estimated compensation cost related to non-vested stock options granted	$ 2,116
Unrecognized compensation cost, recognition period	2 years 8 months 19 days